Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 01, 2023	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000059523
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Corporate/Government Bond Fund	Dunham Corporate/Government Bond Fund
Account Value		$ 11,307	$ 10,000	$ 10,178	$ 10,078	$ 11,896	$ 11,780	$ 11,229	$ 10,207	$ 10,541	$ 10,388	$ 10,004
C000059524
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
Account Value		10,752	$ 10,000	9,727	9,679	11,479	11,423	10,954	10,000	10,381	10,281	9,955
C000059525
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
Account Value		$ 115,960	$ 100,000	104,048	102,781	121,085	119,610	113,734	103,146	106,257	104,464	100,360
C000087895
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Dynamic Macro Fund	Dunham Dynamic Macro Fund
Account Value		$ 13,349	$ 10,000	11,285	10,183	11,772	10,453	10,559	9,773	10,455	9,845	10,134
C000087896
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
Account Value		12,384	$ 10,000	10,552	9,592	11,170	9,987	10,168	9,485	10,231	9,706	10,063
C000087897
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
Account Value		$ 136,915	$ 100,000	115,507	104,064	119,892	106,150	106,999	98,756	105,492	99,067	101,658
C000059526
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Emerging Markets Stock Fund	Dunham Emerging Markets Stock Fund
Account Value		$ 11,224	$ 10,000	9,363	8,631	13,544	11,346	10,252	9,074	11,165	8,767	8,206
C000059527
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
Account Value		10,406	$ 10,000	8,745	8,127	12,843	10,842	9,876	8,804	10,917	8,637	8,140
C000059528
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
Account Value		$ 115,030	$ 100,000	95,669	88,026	137,718	115,086	103,739	91,570	112,459	88,071	82,210
C000131123
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Floating Rate Bond Fund	Dunham Floating Rate Bond Fund
Account Value		$ 14,019	$ 10,000	12,701	11,439	11,893	11,154	11,331	11,149	10,849	10,468	10,016
C000131124
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
Account Value		13,345	$ 10,000	12,152	11,012	11,493	10,845	11,073	10,938	10,696	10,364	9,977
C000131125
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
Account Value		$ 143,795	$ 100,000	129,821	116,762	121,089	113,304	114,809	112,689	109,388	105,276	100,513
C000107185
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Focused Large Cap Growth Fund	Dunham Focused Large Cap Growth Fund
Account Value		$ 36,589	$ 10,000	25,471	20,229	33,504	25,167	17,588	15,054	12,869	10,610	11,268
C000107186
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
Account Value		33,975	$ 10,000	23,830	19,071	31,822	24,078	16,959	14,621	12,595	10,458	11,193
C000107187
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
Account Value		$ 375,456	$ 100,000	260,700	206,559	341,237	255,656	178,294	152,144	129,770	106,657	113,058
C000059529
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham High Yield Bond Fund	Dunham High Yield Bond Fund
Account Value		$ 14,806	$ 10,000	12,954	11,993	13,473	12,328	11,918	11,016	11,131	10,324	9,812
C000059530
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
Account Value		14,091	$ 10,000	12,388	11,524	13,021	11,969	11,627	10,810	10,967	10,206	9,753
C000059531
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
Account Value		$ 151,807	$ 100,000	132,425	122,176	137,089	125,149	120,637	111,266	112,166	103,676	98,369
C000131120
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham International Opportunity Bond Fund	Dunham International Opportunity Bond Fund
Account Value		$ 10,127	$ 10,000	8,846	7,942	10,006	9,658	9,857	9,301	9,720	9,676	9,235
C000131121
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
Account Value		9,629	$ 10,000	8,453	7,625	9,654	9,366	9,604	9,115	9,567	9,574	9,189
C000131122
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
Account Value		$ 103,727	$ 100,000	90,397	80,948	101,853	98,000	99,804	93,901	97,883	97,229	92,576
C000059532
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham International Stock Fund	Dunham International Stock Fund
Account Value		$ 18,061	$ 10,000	14,544	12,413	16,191	11,635	11,608	10,871	11,736	9,547	9,568
C000059533
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
Account Value		16,750	$ 10,000	13,596	11,695	15,365	11,125	11,180	10,551	11,472	9,405	9,494
C000059534
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
Account Value		$ 185,239	$ 100,000	148,844	126,656	164,829	118,140	117,610	109,830	118,197	95,959	95,904
C000059511
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Large Cap Value Fund	Dunham Large Cap Value Fund
Account Value		$ 22,189	$ 10,000	16,790	17,030	18,547	12,766	13,629	12,279	12,063	10,260	10,115
C000059512
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
Account Value		20,581	$ 10,000	15,694	16,030	17,596	12,202	13,131	11,911	11,794	10,105	10,038
C000059513
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
Account Value		$ 227,543	$ 100,000	171,764	173,748	188,776	129,574	138,072	123,974	121,571	103,169	101,409
C000059520
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Long/Short Credit Fund	Dunham Long/Short Credit Fund
Account Value		$ 13,380	$ 10,000	12,790	12,551	12,916	12,447	11,971	11,395	10,529	9,503	9,716
C000059521
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
Account Value		12,413	$ 10,000	11,955	11,825	12,260	11,903	11,529	11,050	10,295	9,363	9,647
C000059522
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
Account Value		$ 137,290	$ 100,000	130,776	128,016	131,396	126,340	121,213	115,104	106,039	95,465	97,330
C000066378
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Monthly Distribution Fund	Dunham Monthly Distribution Fund
Account Value		$ 11,979	$ 10,000	11,193	11,047	10,952	10,817	10,807	10,564	10,633	9,970	9,820
C000066379
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Monthly Distribution Fund
Account Value		11,106	$ 10,000	10,459	10,400	10,390	10,334	10,404	10,249	10,391	9,819	9,747
C000066380
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Monthly Distribution Fund
Account Value		$ 122,866	$ 100,000	114,494	112,704	111,499	109,806	109,437	106,716	107,159	100,224	98,469
C000059508
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Real Estate Stock Fund	Dunham Real Estate Stock Fund
Account Value		$ 13,874	$ 10,000	10,240	11,546	18,585	14,028	14,068	11,362	11,446	11,071	10,485
C000059509
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
Account Value		12,862	$ 10,000	9,561	10,861	17,624	13,403	13,548	11,017	11,185	10,906	10,408
C000059510
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
Account Value		$ 142,088	$ 100,000	104,641	117,689	189,069	142,365	142,391	114,682	115,233	111,260	105,131
C000059514
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Small Cap Growth Fund	Dunham Small Cap Growth Fund
Account Value		$ 26,362	$ 10,000	19,910	20,284	32,483	21,812	15,921	15,726	13,586	10,288	10,512
C000059515
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
Account Value		24,444	$ 10,000	18,622	19,114	30,824	20,858	15,329	15,261	13,281	10,135	10,429
C000059516
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
Account Value		$ 270,271	$ 100,000	203,687	206,917	330,632	221,412	161,170	158,808	136,874	103,380	105,356
C000059517
Account Value [Line Items]
Line Graph and Table Measure Name		Dunham Small Cap Value Fund	Dunham Small Cap Value Fund
Account Value		$ 19,107	$ 10,000	15,060	15,990	17,363	11,003	13,590	12,838	12,828	10,242	9,817
C000059518
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
Account Value		17,722	$ 10,000	14,073	15,056	16,462	10,516	13,090	12,459	12,538	10,087	9,744
C000059519
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
Account Value		$ 195,963	$ 100,000	154,065	163,226	176,747	111,753	137,651	129,681	129,278	102,912	98,407
C000241914
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund	Dunham U.S. Enhanced Market Fund
Account Value	$ 10,000	$ 13,793		9,900
C000241912
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Account Value	$ 10,000	13,646		9,864
C000241913
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Account Value	$ 100,000	138,500		99,143
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Account Value		23,808	$ 10,000	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Account Value		23,808	$ 10,000	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Account Value		238,080	$ 100,000	179,286	162,247	202,702	147,657	140,777	125,034	125,685	102,015	99,968
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		15,973	$ 10,000	12,847	11,463	15,228	11,745	12,060	10,838	11,812	9,554	9,532
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		15,973	$ 10,000	12,847	11,463	15,228	11,745	12,060	10,838	11,812	9,554	9,532
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		159,726	$ 100,000	128,465	114,630	152,285	117,447	120,598	108,384	118,121	95,537	95,324
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Account Value		9,181	$ 10,000	8,450	8,236	10,922	11,144	10,617	9,845	10,055	9,930	9,326
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Account Value		9,181	$ 10,000	8,450	8,236	10,922	11,144	10,617	9,845	10,055	9,930	9,326
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Account Value		91,807	$ 100,000	84,499	82,364	109,219	111,437	106,170	98,449	100,547	99,296	93,263
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		15,973	$ 10,000	12,847	11,463	15,228	11,745	12,060	10,838	11,812	9,554	9,532
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		15,973	$ 10,000	12,847	11,463	15,228	11,745	12,060	10,838	11,812	9,554	9,532
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		159,726	$ 100,000	128,465	114,630	152,285	117,447	120,598	108,384	118,121	95,537	95,324
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	13,999		10,143
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	13,999		10,143
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000	139,987		101,427
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Account Value		12,687	$ 10,000	11,288	11,112	13,189	12,913	12,118	10,905	11,024	10,718	10,164
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Account Value		12,687	$ 10,000	11,288	11,112	13,189	12,913	12,118	10,905	11,024	10,718	10,164
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Account Value		126,866	$ 100,000	112,879	111,118	131,888	129,134	121,183	109,048	110,236	107,177	101,637
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Account Value		20,524	$ 10,000	16,303	15,522	18,918	14,452	13,890	12,448	12,403	10,457	10,054
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Account Value		17,155	$ 10,000	14,111	13,819	15,997	12,610	12,401	11,457	11,530	10,137	9,844
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Account Value		20,524	$ 10,000	16,303	15,522	18,918	14,452	13,890	12,448	12,403	10,457	10,054
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Account Value		17,155	$ 10,000	14,111	13,819	15,997	12,610	12,401	11,457	11,530	10,137	9,844
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Account Value		205,241	$ 100,000	163,029	155,221	189,174	144,522	138,894	124,477	124,026	104,565	100,536
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Account Value		171,552	$ 100,000	141,106	138,185	159,968	126,095	124,005	114,569	115,296	101,366	98,441
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value		14,012	$ 10,000	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Account Value		15,241	$ 10,000	12,301	10,945	15,591	12,737	11,928	10,453	11,930	9,544	8,691
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value		14,012	$ 10,000	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Account Value		15,241	$ 10,000	12,301	10,945	15,591	12,737	11,928	10,453	11,930	9,544	8,691
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value		140,118	$ 100,000	111,814	100,914	146,310	125,093	115,559	103,310	118,090	93,388	85,468
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Account Value		152,406	$ 100,000	123,006	109,454	155,909	127,373	119,282	104,533	119,295	95,444	86,907
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Account Value		15,534	$ 10,000	14,051	12,551	12,859	12,009	11,828	11,435	10,977	10,512	9,843
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Account Value		16,099	$ 10,000	14,467	13,019	13,386	12,340	12,255	11,896	11,383	10,776	10,109
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Account Value		15,534	$ 10,000	14,051	12,551	12,859	12,009	11,828	11,435	10,977	10,512	9,843
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Account Value		16,099	$ 10,000	14,467	13,019	13,386	12,340	12,255	11,896	11,383	10,776	10,109
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Account Value		155,342	$ 100,000	140,515	125,512	128,591	120,093	118,282	114,348	109,772	105,122	98,428
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Account Value		160,992	$ 100,000	144,669	130,186	133,862	123,398	122,546	118,964	113,826	107,762	101,092
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		44,812	$ 10,000	31,170	26,204	34,752	24,266	18,779	16,037	14,485	11,167	10,918
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Account Value		37,344	$ 10,000	26,203	22,832	31,590	22,393	17,773	15,371	14,012	10,945	10,813
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		44,812	$ 10,000	31,170	26,204	34,752	24,266	18,779	16,037	14,485	11,167	10,918
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Account Value		37,344	$ 10,000	26,203	22,832	31,590	22,393	17,773	15,371	14,012	10,945	10,813
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		448,117	$ 100,000	311,698	262,040	347,518	242,665	187,795	160,367	144,850	111,672	109,180
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Account Value		373,435	$ 100,000	262,034	228,321	315,899	223,928	177,734	153,705	140,122	109,447	108,130
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value		15,951	$ 10,000	13,703	12,942	14,595	13,198	12,865	11,872	11,775	10,788	9,799
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Account Value		15,945	$ 10,000	13,796	12,961	14,454	13,026	12,753	11,803	11,685	10,725	9,913
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value		15,951	$ 10,000	13,703	12,942	14,595	13,198	12,865	11,872	11,775	10,788	9,799
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Account Value		15,945	$ 10,000	13,796	12,961	14,454	13,026	12,753	11,803	11,685	10,725	9,913
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value		159,512	$ 100,000	137,026	129,425	145,954	131,975	128,646	118,718	117,745	107,885	97,985
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Account Value		159,446	$ 100,000	137,962	129,614	144,543	130,259	127,525	118,026	116,852	107,246	99,133
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Account Value		11,494	$ 10,000	10,395	10,034	12,227	12,112	11,526	10,627	10,740	10,311	9,716
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Account Value		11,494	$ 10,000	10,395	10,034	12,227	12,112	11,526	10,627	10,740	10,311	9,716
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Account Value		114,939	$ 100,000	103,952	100,342	122,268	121,119	115,263	106,268	107,400	103,106	97,155
Morningstar Foreign Large Cap Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Account Value		17,255	$ 10,000	14,004	12,290	16,051	12,093	12,561	11,304	12,219	9,873	9,955
Morningstar Foreign Large Cap Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Account Value		17,255	$ 10,000	14,004	12,290	16,051	12,093	12,561	11,304	12,219	9,873	9,955
Morningstar Foreign Large Cap Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Account Value		172,552	$ 100,000	140,043	122,901	160,512	120,931	125,611	113,041	122,194	98,729	99,551
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		23,392	$ 10,000	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Account Value		25,520	$ 10,000	19,528	19,254	20,002	13,843	14,844	13,440	12,909	10,688	10,168
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		23,392	$ 10,000	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Account Value		25,520	$ 10,000	19,528	19,254	20,002	13,843	14,844	13,440	12,909	10,688	10,168
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		233,918	$ 100,000	178,596	178,357	191,776	133,403	144,321	129,770	125,948	106,934	100,530
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Account Value		255,197	$ 100,000	195,281	192,542	200,016	138,428	148,437	134,396	129,093	106,884	101,681
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Account Value		14,034	$ 10,000	12,539	11,936	12,880	12,136	11,859	11,260	11,114	10,516	10,016
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value		15,821	$ 10,000	14,593	13,536	13,042	12,656	12,179	11,554	11,038	10,642	10,302
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Account Value		14,034	$ 10,000	12,539	11,936	12,880	12,136	11,859	11,260	11,114	10,516	10,016
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value		15,821	$ 10,000	14,593	13,536	13,042	12,656	12,179	11,554	11,038	10,642	10,302
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Account Value		140,338	$ 100,000	125,386	119,358	128,800	121,360	118,589	112,600	111,139	105,157	100,160
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value		158,213	$ 100,000	145,930	135,366	130,425	126,558	121,788	115,544	110,382	106,422	103,016
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Account Value		16,260	$ 10,000	15,033	14,570	14,667	13,162	12,653	11,769	11,386	10,555	10,219
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name			Credit Suisse Merger Arb Liquidity Beta Index
Account Value		14,202	$ 10,000	13,648	12,902	12,838	11,676	11,604	11,040	10,788	9,922	10,228
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Account Value		16,260	$ 10,000	15,033	14,570	14,667	13,162	12,653	11,769	11,386	10,555	10,219
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name			Credit Suisse Merger Arb Liquidity Beta Index
Account Value		14,202	$ 10,000	13,648	12,902	12,838	11,676	11,604	11,040	10,788	9,922	10,228
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Account Value		162,597	$ 100,000	150,334	145,696	146,667	131,621	126,530	117,692	113,863	105,546	102,188
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name			Credit Suisse Merger Arb Liquidity Beta Index
Account Value		142,022	$ 100,000	136,478	129,019	128,383	116,764	116,042	110,400	107,884	99,218	102,285
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Account Value		18,748	$ 10,000	13,960	15,032	19,013	13,185	15,460	12,398	12,185	11,156	10,475
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Real Estate Category
Account Value		19,085	$ 10,000	14,224	15,128	18,956	12,696	15,279	12,272	12,110	11,330	10,646
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Account Value		18,748	$ 10,000	13,960	15,032	19,013	13,185	15,460	12,398	12,185	11,156	10,475
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Real Estate Category
Account Value		19,085	$ 10,000	14,224	15,128	18,956	12,696	15,279	12,272	12,110	11,330	10,646
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Account Value		187,491	$ 100,000	139,610	150,322	190,141	131,860	154,609	123,981	121,856	111,562	104,757
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Real Estate Category
Account Value		190,851	$ 100,000	142,238	151,275	189,559	126,955	152,786	122,720	121,101	113,299	106,458
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		21,890	$ 10,000	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Account Value		25,982	$ 10,000	19,219	20,448	28,050	19,142	16,160	14,971	13,703	10,503	10,318
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		21,890	$ 10,000	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Account Value		25,982	$ 10,000	19,219	20,448	28,050	19,142	16,160	14,971	13,703	10,503	10,318
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		218,896	$ 100,000	160,374	173,618	234,690	169,508	149,521	140,526	134,949	103,018	103,524
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Account Value		259,822	$ 100,000	192,188	204,475	280,495	191,422	161,598	149,705	137,031	105,027	103,175
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		20,280	$ 10,000	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Account Value		22,788	$ 10,000	17,762	18,191	19,443	11,776	13,383	13,052	13,215	10,595	9,955
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		20,280	$ 10,000	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Account Value		22,788	$ 10,000	17,762	18,191	19,443	11,776	13,383	13,052	13,215	10,595	9,955
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		202,802	$ 100,000	153,907	170,874	191,407	116,500	135,340	131,119	131,898	105,680	97,122
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Account Value		227,880	$ 100,000	177,620	$ 181,912	$ 194,428	$ 117,756	$ 133,825	$ 130,523	$ 132,152	$ 105,948	$ 99,548
Morningstar Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Account Value	$ 10,000	11,511		9,672
Morningstar Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Account Value	$ 10,000	11,511		9,672
Morningstar Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Account Value	$ 100,000	$ 115,102		$ 96,719